UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             July 23, 2007

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     108
Form 13F Information Table Value Total:     550986
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      680  7838.00 SH       SOLE                  7838.00
Abbott Laboratories            COM              002824100     3818 71292.00 SH       SOLE                 71292.00
Alliance Data Sys Corp         COM              018581108     9637 124700.00SH       SOLE                124700.00
American Intn'l Group          COM              026874107      387  5524.00 SH       SOLE                  5524.00
Ametek Inc                     COM              031100100    15535 391510.00SH       SOLE                391510.00
Amphenol Corp Cl A             COM              032095101     7103 199250.00SH       SOLE                199250.00
Aptargroup Inc                 COM              038336103    17770 499712.00SH       SOLE                499712.00
BP plc - Sponsored Adr         COM              055622104      492  6824.00 SH       SOLE                  6824.00
Baldor Electric                COM              057741100     8028 162899.00SH       SOLE                162899.00
Bank Of America Corp           COM              060505104      918 18776.00 SH       SOLE                 18776.00
Baxter International Inc       COM              071813109      208  3700.00 SH       SOLE                  3700.00
Beckman Coulter Inc            COM              075811109    10365 160250.00SH       SOLE                160250.00
Becton, Dickinson & Co         COM              075887109     1263 16950.00 SH       SOLE                 16950.00
Bed Bath & Beyond Inc          COM              075896100     8916 247727.00SH       SOLE                247727.00
Biomet, Inc                    COM              090613100     4532 99129.00 SH       SOLE                 99129.00
Burlington Northern Santa Fe C COM              12189T104      213  2500.00 SH       SOLE                  2500.00
C R Bard                       COM              067383109    17104 207000.00SH       SOLE                207000.00
C.H. Robinson Worldwide        COM              12541w209    10276 195650.00SH       SOLE                195650.00
CDW Corporation                COM              12512N105     5379 63300.00 SH       SOLE                 63300.00
Capital One Financial Corp     COM              14040H105     2426 30930.00 SH       SOLE                 30930.00
Charles River Labs             COM              159864107     3799 73600.00 SH       SOLE                 73600.00
Chevron Texaco Corp            COM              166764100     2183 25918.00 SH       SOLE                 25918.00
Cintas Corp                    COM              172908105     8076 204825.00SH       SOLE                204825.00
Cisco Systems Inc              COM              17275R102      365 13102.00 SH       SOLE                 13102.00
Citigroup Inc                  COM              172967101     1237 24112.00 SH       SOLE                 24112.00
City National Corp             COM              178566105     4767 62650.00 SH       SOLE                 62650.00
Cobiz Financial Inc            COM              190897108     1332 73500.00 SH       SOLE                 73500.00
Colgate-Palmolive Co           COM              194162103      295  4550.00 SH       SOLE                  4550.00
Columbia Banking System Inc    COM              197236102     2771 94750.00 SH       SOLE                 94750.00
Comcast Corp Cl A Spl          COM              20030N200      294 10500.00 SH       SOLE                 10500.00
Costco Wholesale Corp          COM              22160K105     2126 36322.00 SH       SOLE                 36322.00
Danaher Corp                   COM              235851102    23003 304678.00SH       SOLE                304678.00
Dentsply International Inc     COM              249030107     9563 249950.00SH       SOLE                249950.00
Donaldson Co                   COM              257651109    19246 541366.00SH       SOLE                541366.00
Dun & Bradsreet Corp           COM              26483E100    10504 102000.00SH       SOLE                102000.00
E.W. Scripps Co Cl A           COM              811054204     4471 97850.00 SH       SOLE                 97850.00
East West Bancorp Inc          COM              27579R104     5140 132200.00SH       SOLE                132200.00
Edwards Lifesciences           COM              28176E108     5844 118450.00SH       SOLE                118450.00
Equifax Inc                    COM              294429105    13877 312400.00SH       SOLE                312400.00
Exxon Mobil Corp               COM              30231G102     3778 45044.00 SH       SOLE                 45044.00
Fastenal Co.                   COM              311900104     3211 76700.00 SH       SOLE                 76700.00
Fidelity National Information  COM              31620M106    14007 258050.75SH       SOLE                258050.75
Fifth Third Bancorp            COM              316773100     1200 30165.00 SH       SOLE                 30165.00
First Data Corp                COM              319963104    13641 417536.00SH       SOLE                417536.00
Fiserv, Inc                    COM              337738108    19283 339490.00SH       SOLE                339490.00
General Electric Co            COM              369604103     5580 145756.00SH       SOLE                145756.00
Global Payments Inc.           COM              37940X102     6925 174650.00SH       SOLE                174650.00
Henry Schein Inc               COM              806407102     9875 184825.00SH       SOLE                184825.00
Hewlett-Packard Co             COM              428236103      252  5648.00 SH       SOLE                  5648.00
Honeywell Intn'l Inc           COM              438516106      721 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     9997 256066.00SH       SOLE                256066.00
IMS Health Inc                 COM              449934108     1704 53039.00 SH       SOLE                 53039.00
ITT Corporation                COM              450911102    14020 205325.00SH       SOLE                205325.00
Idex Corp                      COM              45167R104    21028 545623.00SH       SOLE                545623.00
Int'l Business Machines        COM              459200101     1556 14788.00 SH       SOLE                 14788.00
Intel Corp                     COM              458140100      537 22613.39 SH       SOLE                 22613.39
Interline Brands Inc           COM              458743101     4029 154500.00SH       SOLE                154500.00
Inventiv Health Inc            COM              46122E105     3163 86400.00 SH       SOLE                 86400.00
J P Morgan Chase & Co          COM              46625H100      387  7984.00 SH       SOLE                  7984.00
Johnson & Johnson              COM              478160104     1549 25142.00 SH       SOLE                 25142.00
Landstar System Inc            COM              515098101     1481 30700.00 SH       SOLE                 30700.00
M & T Bank Corp                COM              55261F104     7814 73100.00 SH       SOLE                 73100.00
MSC Industrial Direct Co Cl A  COM              553530106    11840 215275.00SH       SOLE                215275.00
Marshall & Ilsley Corp         COM              571834100     9280 194825.00SH       SOLE                194825.00
McDonald's Corp                COM              580135101      203  4000.00 SH       SOLE                  4000.00
Merck & Co                     COM              589331107      387  7778.00 SH       SOLE                  7778.00
Micron Technology              COM              595112103      370 29513.00 SH       SOLE                 29513.00
Microsoft Corp                 COM              594918104      400 13586.00 SH       SOLE                 13586.00
National City Corp             COM              635405103     1339 40200.00 SH       SOLE                 40200.00
New York Community Bancorp     COM              649445103      235 13833.00 SH       SOLE                 13833.00
Nordstrom Inc.                 COM              655664100      256  5000.00 SH       SOLE                  5000.00
PNC Financial Serv. Grp.       COM              693475105     3694 51605.00 SH       SOLE                 51605.00
Pactiv Corp                    COM              695257105     5336 167310.00SH       SOLE                167310.00
Patterson Companies Inc        COM              703395103      229  6150.00 SH       SOLE                  6150.00
Pentair Inc                    COM              709631105     6750 175000.00SH       SOLE                175000.00
PepsiCo, Inc                   COM              713448108      409  6300.00 SH       SOLE                  6300.00
PerkinElmer, Inc               COM              714046109     2222 85250.00 SH       SOLE                 85250.00
Pfizer Inc                     COM              717081103      588 23012.00 SH       SOLE                 23012.00
Pharmaceutical Product Devel   COM              717124101     5727 149640.00SH       SOLE                149640.00
Proctor & Gamble Co            COM              742718109      455  7440.00 SH       SOLE                  7440.00
Quest Diagnostics Inc          COM              74834L100    11749 227472.00SH       SOLE                227472.00
Robert Half Int'l Inc          COM              770323103     3155 86450.00 SH       SOLE                 86450.00
Rockwell Collins, Inc          COM              774341101     8962 126875.00SH       SOLE                126875.00
Royal Dutch Shell PLC-ADR A    COM              780259206      490  6040.00 SH       SOLE                  6040.00
Schlumberger Ltd               COM              806857108      206  2420.00 SH       SOLE                  2420.00
Sealed Air Corp                COM              81211K100     8435 271922.00SH       SOLE                271922.00
Stryker Corp                   COM              863667101      227  3600.00 SH       SOLE                  3600.00
Teleflex Inc                   COM              879369106     6534 79900.00 SH       SOLE                 79900.00
Texas Instruments              COM              882508104      478 12700.00 SH       SOLE                 12700.00
Thermo Fisher Scientific Inc   COM              883556102     9400 181750.00SH       SOLE                181750.00
U.S. Bancorp                   COM              902973304     5650 171484.86SH       SOLE                171484.86
UCBH Holdings Inc.             COM              90262T308     2724 149100.00SH       SOLE                149100.00
United Technologies Corp       COM              913017109     3065 43215.00 SH       SOLE                 43215.00
Varian Medical Systems         COM              92220P105     3962 93200.00 SH       SOLE                 93200.00
W R Berkley Corp               COM              084423102     2756 84700.00 SH       SOLE                 84700.00
Wal-Mart Stores                COM              931142103      222  4620.00 SH       SOLE                  4620.00
Washington Mutual Inc          COM              939322103      294  6904.00 SH       SOLE                  6904.00
Waters Corp                    COM              941848103     7268 122447.00SH       SOLE                122447.00
Wells Fargo & Co.              COM              949746101     3718 105712.00SH       SOLE                105712.00
Westamerica Bancorp            COM              957090103     5886 133050.00SH       SOLE                133050.00
Western Union Co               COM              959802109     8532 409623.00SH       SOLE                409623.00
Wyeth                          COM              983024100      235  4100.00 SH       SOLE                  4100.00
Zimmer Holdings Inc            COM              98956P102      250  2950.00 SH       SOLE                  2950.00
Zions Bancorporation           COM              989701107    15492 201432.00SH       SOLE                201432.00
Dodge and Cox International St COM              256206103      208 4254.3080SH       SOLE                4254.3080
Franklin Oregon Tax Free Incom COM              354723785      270 23194.9870SH      SOLE               23194.9870
Lord Abbett Affiliated Fund Cl COM              544001100      606 37771.2500SH      SOLE               37771.2500
Vanguard 500 Index Fund        COM              922908108      808 5834.6940SH       SOLE                5834.6940